SUPPLEMENT TO

FIDELITY GROWTH &

INCOME PORTFOLIO

PROSPECTUS
DATED SEPTEMBER 19, 1995
On October 19, 1995 the
Board of Trustees of Fidelity
Growth & Income Portfolio
authorized elimination of the
Portfolio's 3% front-end sales
charge. Beginning October 20,
1995, purchases of shares of
the Portfolio will not be subject
to a sales charge.
The following information
replaces the similar
information found under the
"Expenses" section on pages
5:
    SHAREHOLDER TRANSACTION
EXPENSES    are charges you
pay when you buy, sell, or
hold shares of a fund. See
page 27 for an explanation of
how and when these charges
apply.
Maximum sales charge on
purchases

(as a % of offering price)     None
Maximum sales charge on

reinvested distributions     None
Deferred sales charge on
redemptions     None
Exchange fee     None
Annual account maintenance fee


(for accounts under $2,500)     $12.
00
    EXAMPLES:    Let's say,
hypothetically, that the fund's
annual return is 5% and that
its operating expenses are
exactly as just described. For
every $1,000 you invested,
here's how much you would
pay in total expenses if you
close your account after the
number of years indicated:
After 1 year $8
After 3 years $25
After 5 years $43
After 10 years $95
These examples illustrate the
effect of expenses, but are
not meant to suggest actual
or expected costs or returns,
all of which may vary.
The following information
replaces the similar
information found under the
"How to Buy Shares" section
on pages 18:
    THE FUND'S SHARE PRICE,
called net asset value (NAV),
is calculated every business
day. The fund's shares are
sold without a sales charge.
Due to the elimination of the
sales charge the section
entitled "Sales Charge
Reductions and Waivers"
beginning on page 29 is no
longer applicable.





   SUPPLEMENT TO

FIDELITY GROWTH &

INCOME PORTFOLIO

PROSPECTUS
DATED SEPTEMBER 19, 1995
On October 19, 1995 the
Board of Trustees of Fidelity
Growth & Income Portfolio
authorized elimination of the
Portfolio's 3% front-end sales
charge. Beginning October 20,
1995, purchases of shares of
the Portfolio will not be subject
to a sales charge.
The following information
replaces the similar
information found under the
"Expenses" section on pages
5:
    SHAREHOLDER TRANSACTION
EXPENSES    are charges you
pay when you buy, sell, or
hold shares of a fund. See
page 27 for an explanation of
how and when these charges
apply.
Maximum sales charge on
purchases

(as a % of offering price)     None
Maximum sales charge on

reinvested distributions     None
Deferred sales charge on
redemptions     None
Exchange fee     None
Annual account maintenance fee


(for accounts under $2,500)     $12.
00
    EXAMPLES:    Let's say,
hypothetically, that the fund's
annual return is 5% and that
its operating expenses are
exactly as just described. For
every $1,000 you invested,
here's how much you would
pay in total expenses if you
close your account after the
number of years indicated:
After 1 year $8
After 3 years $25
After 5 years $43
After 10 years $95

These examples illustrate the
effect of expenses, but are
not meant to suggest actual
or expected costs or returns,
all of which may vary.
The following information
replaces the similar
information found under the
"How to Buy Shares" section
on pages 18:
    THE FUND'S SHARE PRICE,
called net asset value (NAV),
is calculated every business
day. The fund's shares are
sold without a sales charge.
Due to the elimination of the
sales charge the section
entitled "Sales Charge
Reductions and Waivers"
beginning on page 29 is no
longer applicable.





   GAI-95-2 October 20, 1995
GAI-95-2 October 20, 1995
After 1 year     $    8    After 1 year     $    8

After 3 years    $    25   After 3 years    $    25

After 5 years    $    43   After 5 years    $    43

After 10 years   $    95   After 10 years   $    95